UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Soroban Capital Partners LLC

Address:    444 Madison Avenue
            12th Floor
            New York, NY 10022

13F File Number: 028-14747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven Niditch
Title:      Legal Counsel
Phone:      212-314-1300

Signature, Place and Date of Signing:


/s/ Steven Niditch                 New York, NY           November 14, 2012
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total:   $4,935,718
                                        (in thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
---   --------------------    ----

(1)   028-14748               Soroban Master Fund LP

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6      COLUMN 7    COLUMN 8

                                                           VALUE    SHRS OR    SH/ PUT/   INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT    PRN CALL   DISCRETION     MNGRS SOLE      SHARED NONE
--------------                --------------    -----      -------  -------    --- ----   ----------     ----- ----      ------ ----
AUTODESK INC                  COM               052769106  100,110   3,001,800 SH         SHARED-DEFINED  1     3,001,800
B/E AEROSPACE INC             COM               073302101   98,070   2,328,900 SH         SHARED-DEFINED  1     2,328,900
CBS CORP NEW                  CL B              124857202   95,330   2,624,000 SH         SHARED-DEFINED  1     2,624,000
CBS CORP NEW                  CL B              124857202  236,145   6,500,000     CALL   SHARED-DEFINED  1     6,500,000
CENTURYLINK INC               COM               156700106  101,000   2,500,000     CALL   SHARED-DEFINED  1     2,500,000
CHENIERE ENERGY INC           COM NEW           16411R208  119,348   7,685,000 SH         SHARED-DEFINED  1     7,685,000
CHENIERE ENERGY INC           COM NEW           16411R208   46,590   3,000,000     CALL   SHARED-DEFINED  1     3,000,000
CHESAPEAKE ENERGY CORP        COM               165167107   96,039   5,089,500     CALL   SHARED-DEFINED  1     5,089,500
COCA COLA ENTERPRISES INC NE  COM               19122T109  186,701   5,970,600 SH         SHARED-DEFINED  1     5,970,600
COCA COLA ENTERPRISES INC NE  COM               19122T109   62,540   2,000,000     CALL   SHARED-DEFINED  1     2,000,000
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407   66,198   1,979,000 SH         SHARED-DEFINED  1     1,979,000
DOLLAR GEN CORP NEW           COM               256677105   87,618   1,700,000 SH         SHARED-DEFINED  1     1,700,000
DUKE ENERGY CORP NEW          COM NEW           26441C204  136,875   2,112,600     CALL   SHARED-DEFINED  1     2,112,600
E M C CORP MASS               COM               268648102   27,270   1,000,000     CALL   SHARED-DEFINED  1     1,000,000
ENERGY TRANSFER PRTNRS LP     UNIT LTD PARTN    29273R109   10,664     250,500     CALL   SHARED-DEFINED  1       250,500
EXELON CORP                   COM               30161N101   15,125     425,100     CALL   SHARED-DEFINED  1       425,100
FAMILY DLR STORES INC         COM               307000109   65,798     992,422 SH         SHARED-DEFINED  1       992,422
GOOGLE INC                    CL A              38259P508  193,378     256,300 SH         SHARED-DEFINED  1       256,300
GOOGLE INC                    CL A              38259P508  378,759     502,000     CALL   SHARED-DEFINED  1       502,000
HILLSHIRE BRANDS CO           COM               432589109   11,633     434,377 SH         SHARED-DEFINED  1       434,377
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER    494550106   82,500   1,000,000     CALL   SHARED-DEFINED  1     1,000,000
KINDER MORGAN INC DEL         COM               49456B101   38,362   1,080,000     CALL   SHARED-DEFINED  1     1,080,000
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   49,430  14,163,194 SH         SHARED-DEFINED  1    14,163,194
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   74,184   1,436,000 SH         SHARED-DEFINED  1     1,436,000
NATIONAL FUEL GAS CO N J      COM               636180101  104,543   1,934,550 SH         SHARED-DEFINED  1     1,934,550
NEWELL RUBBERMAID INC         COM               651229106  201,602  10,560,621 SH         SHARED-DEFINED  1    10,560,621
NEWS CORP                     CL A              65248E104   31,857   1,300,000 SH         SHARED-DEFINED  1     1,300,000
NIELSEN HOLDINGS N V          COM               N63218106  161,742   5,394,990 SH         SHARED-DEFINED  1     5,394,990
PHILLIPS 66                   COM               718546104  144,096   3,107,521 SH         SHARED-DEFINED  1     3,107,521
PHILLIPS 66                   COM               718546104  382,553   8,250,000     CALL   SHARED-DEFINED  1     8,250,000
PPL CORP                      COM               69351T106   14,525     500,000     CALL   SHARED-DEFINED  1       500,000
PRICELINE COM INC             COM NEW           741503403   25,965      41,942 SH         SHARED-DEFINED  1        41,942
PUBLIC SVC ENTERPRISE GROUP   COM               744573106    3,218     100,000     CALL   SHARED-DEFINED  1       100,000
SEMGROUP CORP                 CL A              81663A105  120,080   3,258,624 SH         SHARED-DEFINED  1     3,258,624
SOUTHERN CO                   COM               842587107   13,827     300,000     CALL   SHARED-DEFINED  1       300,000
SPECTRA ENERGY CORP           COM               847560109   31,265   1,064,900     CALL   SHARED-DEFINED  1     1,064,900
STARBUCKS CORP                COM               855244109   50,710   1,000,000     CALL   SHARED-DEFINED  1     1,000,000
UNITED TECHNOLOGIES CORP      COM               913017109   19,573     250,000     CALL   SHARED-DEFINED  1       250,000
VIACOM INC NEW                CL B              92553P201   63,986   1,194,000 SH         SHARED-DEFINED  1     1,194,000
WESTLAKE CHEM CORP            COM               960413102   73,060   1,000,000 SH         SHARED-DEFINED  1     1,000,000
WILLIAMS COS INC DEL          COM               969457100  248,451   7,104,687 SH         SHARED-DEFINED  1     7,104,687
WILLIAMS COS INC DEL          COM               969457100  865,000  24,735,500     CALL   SHARED-DEFINED  1    24,735,500